FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

APRIL 26, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are the filing materials for the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) which also serves as an amendment to the registration statement under the Investment Company Act of 1940, as amended (the “Registration Statement”). This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement. This Registration Statement represents the Fund’s third annual update and is being filed electronically. At a later date, the Fund and the Fund’s distributor intend to formally request acceleration of effectiveness of the Registration Statement.

The staff (“Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

In keeping with the request for no review or limited review above, based on the Staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing (dated as of July 27, 2018) are limited to routine updates to the Fund fees and expenses, financial highlights, and certain other non-material updates. The investment strategies and investment policies of the Registrant have not changed.

The Registration Statement represents the annual update for the Fund of its continuous offer pursuant to Rule 415 under the 1933 Act. If the Registrant was an open-end investment company, the update would be filed pursuant to Rule 485 under the 1933 Act. Registrant is continuing the registration of its common shares of beneficial interest under Rule 415, which requires the filing of a new registration statement registering shares (and registering the carry-forward of any unsold shares) based on the three-year timing included in Rule 415. Thus, although filed under a new registration statement under the 1933 Act, the Registration Statement reflects the continuance of the Fund and therefore Registrant is neither a new fund nor a first-time registrant under the 1933 Act. Please note that the Fund will file an amendment to its Registration Statement that will include audited financial and other related information.

The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

If you have any questions on the enclosed material, please contact me at (412) 288-4429.

Very truly yours,

/s/ Mark R. Thompson

Mark R. Thompson

Senior Paralegal

Enclosures